Income Tax - Additional Information (Detail) ₽ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019 RUB (₽) Subsidiaries	Dec. 31, 2018 RUB (₽) Subsidiaries	Dec. 31, 2017 Subsidiaries
Disclosure of income tax expense and deferred taxes [line items]
Number of subsidiaries in consolidated group of taxpayers | Subsidiaries		20	20	20
Termination agreement date		Jan. 01, 2023
Applicable tax rate		20.00%	20.00%	20.00%
Deferred tax assets unrecognized on losses		₽ 29,600	₽ 33,216
Tax losses amounts unrecognized		150,460	177,639
Deferred tax liabilities unrecognized for temporary differences related to investment in foreign subsidiaries		305	302
Probable income tax risks		8,984	6,314
Possible income tax risks		₽ 1,663	₽ 2,745
Russia [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		20.00%	20.00%	20.00%
Switzerland [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate	13.00%
Kazakhstan [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		20.00%	20.00%	20.00%
Austria [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		25.00%	25.00%	25.00%
Germany [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		32.10%	32.10%	32.81%
Bottom of range [member] | Switzerland [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		10.50%
Top of range [member] | Switzerland [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		11.00%
Elgaugol [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate		0.00%	0.00%
Unremitted earnings [member]
Disclosure of income tax expense and deferred taxes [line items]
Deferred tax liabilities unrecognized for temporary difference related to unremitted earnings of consolidated domestic subsidiaries		₽ 105	₽ 0